Other Accounts Payable (Details) - Schedule of Other Accounts Payable - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Accounts Payable [Abstract]
Employees and payroll accruals	$ 48	$ 102
Accrued vacation	104	77
Other payables	33	14
Other accounts payable	$ 185	$ 193